Time Deposits	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Time Deposits
Note 6:	Time Deposits

Time deposits in denominations of $100,000 or more were $19.2 million at December 31, 2013 and $27.5 million at December 31, 2012.

At December 31, 2013, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2014	$34,874
2015	19,499
2016	10,680
2017	5,254
2018	5,934
Thereafter	2,065

$78,306